FINANCIAL EXPENSES (INCOME), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL EXPENSES (INCOME), net
Fair value gain on derivative financial instruments			$ 344
Gains on financial assets at fair value through profit or loss		$ 94	474
Gain from changes in exchange rates			74
Interest from bank deposits	$ 51	176	443
Financial income	51	270	1,335
Interest and finance charges for lease liabilities	395	405	390
Loss from changes in exchange rates	28	9
Interest expenses related to borrowing and payable in respect of intangible assets purchase	16,172	12,045
Other	65	300	48
Financial expenses	16,660	12,759	438
Financial expenses (income), net	$ 16,609	$ 12,489	$ (897)